SCHEDULE OF LOSS BEFORE PROVISION FOR INCOME TAXES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Loss before provision for income taxes	$ (6,961,918)	$ (3,736,193)